UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: June 30

Date of reporting period: July 1, 2012 – September 30, 2012

Item 1.  Schedule of Investments.

AUXIER FOCUS FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value
Common Stock - 76.1%
Communications - 2.8%
44,200	America Movil SAB de CV, ADR	$1,124,448
96,500	Corning, Inc.	1,268,975
6,000	DIRECTV (a)	314,760
5,350	Motorola Solutions, Inc.	270,443
10,000	News Corp., Class A	245,300
455,505	Oi SA, ADR	1,831,130
44,439	Oi SA, ADR	220,417
135,800	Telefonica SA, ADR	1,803,424
3,000	Viacom, Inc., Class B	160,770
		7,239,667
Consumer Discretionary - 11.7%
92,135	Apollo Group, Inc., Class A (a)	2,676,522
122,350	Arcos Dorados Holdings, Inc.	1,887,860
45,477	Bridgepoint Education, Inc. (a)	461,592
27,434	Career Education Corp. (a)	103,426
500	Coach, Inc.	28,010
57,100	Comcast Corp., Class A	2,042,467
3,000	Cooper-Standard Holding, Inc. (a)	112,500
52,650	CVS Caremark Corp.	2,549,313
2,297	Discovery Communications, Inc., Class A (a)	136,970
2,297	Discovery Communications, Inc., Class C (a)	128,724
37,987	Gruma S.A.B. de C.V., ADR (a)	427,734
222,400	H&R Block, Inc.	3,854,192
1,000	Interface, Inc.	13,210
14,850	ITT Educational Services, Inc. (a)	478,615
13,200	Jamba, Inc. (a)	29,436
206,343	Lincoln Educational Services Corp.	866,641
28,000	Lowe's Cos., Inc.	846,720
15,800	McDonald's Corp.	1,449,650
104,200	Newell Rubbermaid, Inc.	1,989,178
4,900	NIKE, Inc., Class B	465,059
3,250	Sally Beauty Holdings, Inc. (a)	81,543
4,884	The Andersons, Inc.	183,931
18,250	The Home Depot, Inc.	1,101,752
10,233	The Interpublic Group of Cos., Inc.	113,791
3,890	Time Warner Cable, Inc.	369,783
15,500	Time Warner, Inc.	702,615
21,608	Universal Technical Institute, Inc.	296,030
25,751	Value Line, Inc.	251,330
62,000	Wal-Mart Stores, Inc.	4,575,600
21,752	Weight Watchers International, Inc.	1,148,506
8,600	Yum! Brands, Inc.	570,524
		29,943,224
Consumer Staples - 27.3%
15,050	Alkermes PLC (a)	312,287
400,600	Alliance One International, Inc. (a)	1,293,938
62,500	Altria Group, Inc.	2,086,875
2,000	Archer-Daniels-Midland Co.	54,360
218,252	Avon Products, Inc.	3,481,119
19,200	Baxter International, Inc.	1,156,992
300	Beam, Inc.	17,262
15,100	British American Tobacco PLC, ADR	1,549,864
1,000	Carlsberg A/S, ADR	17,890
4,000	Coca Cola Hellenic Bottling Co. SA	74,636
9,200	Coca Cola Hellenic Bottling Co. SA, ADR	171,120
3,404	Columbia Sportswear Co.	183,816
500	DE Master Blenders 1753 NV (a)	6,024
12,725	Diageo PLC, ADR	1,434,489
48,050	Dr. Pepper Snapple Group, Inc.	2,139,666
45,228	Express Scripts Holding Co. (a)	2,834,439
5,100	Hillshire Brands Co.	136,578
110,831	Hospira, Inc. (a)	3,637,473
3,621	KAR Auction Services, Inc. (a)	71,479
16,862	Kraft Foods, Inc.	697,244
9,250	Manpower, Inc.	340,400
153,172	Molson Coors Brewing Co., Class B	6,900,399
3,760	National Beverage Corp. (a)	57,002
1,600	Nestle SA, ADR	101,136
46,172	Paychex, Inc.	1,537,066
125,400	PepsiCo, Inc.	8,874,558
62,850	Philip Morris International, Inc.	5,652,729
860	Post Holdings, Inc. (a)	25,852
109,029	PRGX Global, Inc. (a)	933,288
1,721	Ralcorp Holdings, Inc. (a)	125,633
11,450	Safeway, Inc.	184,230
4,000	SAIC, Inc.	48,160
473,768	Tesco PLC, ADR	7,665,566
69,300	The Coca-Cola Co.	2,628,549
1,500	The J.M. Smucker Co.	129,495
119,084	The Kroger Co.	2,803,237
72,925	The Procter & Gamble Co.	5,058,078
62,380	The Western Union Co.	1,136,564
2,000	TreeHouse Foods, Inc. (a)	105,000
37,050	Tyson Foods, Inc., Class A	593,541
100,200	Unilever NV, ADR	3,555,096
		69,813,130
Energy - 4.8%
2,600	Apache Corp.	224,822
126,350	BP PLC, ADR	5,352,186
16,750	Chevron Corp.	1,952,380
15,600	ConocoPhillips	892,008
11,200	Exxon Mobil Corp.	1,024,240
1,200	Gazprom Neft JSC, ADR	28,440
800	Lukoil OAO, ADR	49,232
2,500	PetroChina Co., Ltd., ADR	322,900
11,700	Petroleo Brasileiro SA, ADR	268,398
7,800	Phillips 66	361,686
2,750	Surgutneftegas OJSC, ADR	25,036
22,550	Transocean, Ltd.	1,012,270
19,100	Valero Energy Corp.	605,088
13,800	Willbros Group, Inc. (a)	74,106
		12,192,792
Financials - 9.2%
42,250	Aflac, Inc.	2,022,930
20,150	American International Group, Inc. (a)	660,719
1,280	Ameriprise Financial, Inc.	72,563
168,133	Bank of America Corp.	1,484,614
16,000	Berkshire Hathaway, Inc., Class B (a)	1,411,200
76,724	Central Pacific Financial Corp. (a)	1,097,153
14,700	Janus Capital Group, Inc.	138,768
64,250	Marsh & McLennan Cos., Inc.	2,180,003
7,350	Mastercard, Inc., Class A	3,318,378
14,245	Mercury General Corp.	550,569
10,650	StanCorp Financial Group, Inc.	332,706
186,400	The Bank of New York Mellon Corp.	4,216,368
38,418	The Travelers Cos., Inc.	2,622,413
52,572	TNS, Inc. (a)	785,951
7,350	U.S. Bancorp	252,105
10,324	Unum Group	198,427
9,500	Visa, Inc., Class A	1,275,660
24,950	Waddell & Reed Financial, Inc., Class A	817,612
7,646	Washington Federal, Inc.	127,535
500	Wells Fargo & Co.	17,265
		23,582,939

Health Care - 13.1%
42,600	Abbott Laboratories	2,920,656
1,032	Amgen, Inc.	87,018
29,400	Becton Dickinson and Co.	2,309,664
47,482	BioScrip, Inc. (a)	432,561
18,449	Coventry Health Care, Inc.	769,139
31,300	GlaxoSmithKline PLC, ADR	1,447,312
293,117	Health Management Associates, Inc., Class A (a)	2,459,252
53,450	Johnson & Johnson	3,683,239
101,053	Medtronic, Inc.	4,357,405
123,360	Merck & Co., Inc.	5,563,536
86,982	Pfizer, Inc.	2,161,503
6,842	Quest Diagnostics, Inc.	433,988
31,129	UnitedHealth Group, Inc.	1,724,858
27,221	WellPoint, Inc.	1,579,090
50,850	Zimmer Holdings, Inc.	3,438,477
		33,367,698
Industrials - 1.7%
21,550	AGCO Corp. (a)	1,023,194
100	Deere & Co.	8,249
25,000	General Electric Co.	567,750
11,150	Granite Construction, Inc.	320,228
4,850	Illinois Tool Works, Inc.	288,430
1,000	Johnson Controls, Inc.	27,400
1,000	POSCO, ADR	81,540
300	Potash Corp. of Saskatchewan, Inc.	13,026
12,500	Raytheon Co.	714,500
3,500	Textainer Group Holdings, Ltd.	106,925
3,550	The Boeing Co.	247,151
14,450	United Parcel Service, Inc., Class B	1,034,186
		4,432,579
Information Technology - 2.4%
4,181	Automatic Data Processing, Inc.	245,257
15,350	Dell, Inc.	151,351
51,800	Intel Corp.	1,174,824
148,064	Microsoft Corp.	4,409,346
1,500	Verisk Analytics, Inc., Class A (a)	71,415
		6,052,193
Materials - 1.8%
28,700	E.I. du Pont de Nemours & Co.	1,442,749
7,000	LyondellBasell Industries NV, Class A	361,620
6,400	Precision Castparts Corp.	1,045,376
100	Spartech Corp. (a)	535
47,350	The Dow Chemical Co.	1,371,256
14,000	Vale SA, ADR	250,600
		4,472,136
Telecommunications - 1.2%
27,300	AT&T, Inc.	1,029,210
52,150	SK Telecom Co., Ltd., ADR	758,261
27,015	Verizon Communications, Inc.	1,231,074
		3,018,545
Utilities - 0.1%
5,616	FirstService Corp. (a)	156,967

Total Common Stock (Cost $164,465,371)	194,271,870

Shares	Security Description	Rate	Value
Preferred Stock - 0.4%
Financials - 0.4%
985,000	The Charles Schwab Corp. (b) (Cost $985,000)	7.00%	$1,116,320

Principal	Security Description	Rate	Maturity	Value
Corporate Non-Convertible Bonds - 5.3%
Communications - 0.2%
$600,000	Telefonica Emisiones SAU	6.42	06/20/16	635,250

Consumer Staples - 1.5%
1,180,000	American Stores Co.	7.90	05/01/17	1,103,300
2,140,000	Block Financial, LLC	7.88	01/15/13	2,177,516
50,000	Constellation Brands, Inc.	7.25	05/15/17	58,625
115,000	SUPERVALU, Inc.	7.50	11/15/14	110,975
375,000	SUPERVALU, Inc.	8.00	05/01/16	336,563
				3,786,979
Energy - 0.3%
190,000	El Paso Corp.	6.70	02/15/27	204,814
424,000	Sunoco, Inc.	5.75	01/15/17	471,170
				675,984
Financials - 1.8%
75,000	American Express Credit Corp., Series C	7.30	08/20/13	79,481
2,370,000	Hartford Financial Services Group, Inc.	5.50	10/15/16	2,632,783
182,000	Hartford Financial Services Group, Inc.	6.30	03/15/18	211,123
720,000	International Lease Finance Corp., MTN	6.63	11/15/13	756,000
260,000	Janus Capital Group, Inc.	6.70	06/15/17	294,572
620,000	Zions Bancorporation	5.50	11/16/15	647,580
				4,621,539
Health Care - 0.5%
540,000	Health Management Associates, Inc.	6.13	04/15/16	591,300
500,000	Health Management Associates, Inc., Series WI	7.38	01/15/20	545,000
130,000	WellPoint, Inc.	5.25	01/15/16	145,883
				1,282,183

Materials - 0.7%
895,000	The Dow Chemical Co.	5.70	05/15/18	1,078,687
203,000	Weyerhaeuser Co.	9.00	10/01/21	266,921
505,000	Weyerhaeuser Co.	7.95	03/15/25	597,730
				1,943,338
Utilities - 0.3%
100,000	Constellation Energy Group, Inc.	4.55	06/15/15	109,059
255,000	Energy Future Holdings Corp.	9.75	10/15/19	274,125
312,000	Energy Future Intermediate Holding Co., LLC	9.75	10/15/19	335,400
27,000	Nevada Power Co., Series L	5.88	01/15/15	30,027
				748,611
Total Corporate Non-Convertible Bonds (Cost $11,983,301)	13,693,884

Foreign Municipal Bonds - 0.6%
356,000	Ontario Hydro Residual Strip (Canada) (c)	5.47 - 5.65	11/27/20	286,984
605,000	Ontario Hydro Residual Strip (Canada) (c)	5.61	10/15/21	470,221
235,000	Ontario Hydro Residual Strip (Canada) (c)	5.75	08/18/22	175,618
750,000	Ontario Hydro Residual Strip (Canada), Series OC20 (c)	5.51	10/01/20	606,362
Total Foreign Municipal Bonds (Cost $923,612)	1,539,185

Municipal Bonds - 0.2%
Ohio - 0.2%
550,000	Buckeye Tobacco Settlement Financing Authority (Cost $375,330)	5.88	06/01/47	444,009

Total Investments - 82.6% (Cost $178,732,614)*	$211,065,268
Other Assets & Liabilities, Net – 17.4%	44,412,257
Net Assets – 100.0%	$255,477,525

ADR	American Depositary Receipt
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Variable rate security. Rate presented is as of September 30, 2012.
(c)	Zero coupon bond. Interest rate presented is yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$41,914,335
Gross Unrealized Depreciation	(9,581,681)
Net Unrealized Appreciation	$32,332,654

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Level 1	Level 2	Level 3	Total
Investments At Value
Common Stock
Communications	$7,239,667	$-	$-	$7,239,667
Consumer Discretionary	29,943,224	-	-	29,943,224
Consumer Staples	69,813,130	-	-	69,813,130
Energy	12,192,792	-	-	12,192,792
Financials	23,582,939	-	-	23,582,939
Health Care	33,367,698	-	-	33,367,698
Industrials	4,432,579	-	-	4,432,579
Information Technology	6,052,193	-	-	6,052,193
Materials	4,472,136	-	-	4,472,136
Telecommunications	3,018,545	-	-	3,018,545
Utilities	156,967	-	-	156,967
Preferred Stock
Financials	-	1,116,320	-	1,116,320
Corporate Non-Convertible Bonds	-	13,693,884	-	13,693,884
Foreign Municipal Bonds	-	1,539,185	-	1,539,185
Municipal Bonds	-	444,009	-	444,009
Total Investments At Value	$194,271,870	$16,793,398	$-	$211,065,268

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT MIDCAP GROWTH FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value
Common Stock - 97.0%
Business Services - 11.9%
2,750	Ecolab, Inc.	$178,228
6,162	Expeditors International of Washington, Inc.	224,050
5,280	Healthcare Services Group, Inc.	120,754
10,695	NIC, Inc.	158,286
1,335	Stericycle, Inc. (a)	120,844
		802,162
Communications Equipment - 2.0%
7,720	ADTRAN, Inc.	133,402

Distribution and Industrial Supplies - 8.7%
9,024	Fastenal Co.	387,942
10,740	LKQ Corp. (a)	198,690
		586,632
Educational Services - 3.8%
4,910	American Public Education, Inc. (a)	178,871
3,970	K12, Inc. (a)	80,194
		259,065
Electronics - 4.8%
6,795	Trimble Navigation, Ltd. (a)	323,850

Energy Equipment and Services - 2.2%
1,232	Core Laboratories NV	149,663

Energy Sources - 7.8%
2,245	Concho Resources, Inc. (a)	212,713
4,532	Range Resources Corp.	316,651
		529,364
Financial Services - 8.7%
6,160	Financial Engines, Inc. (a)	146,793
8,233	SEI Investments Co.	176,598
4,169	T. Rowe Price Group, Inc.	263,897
		587,288
Industrial Applications - 7.5%
9,047	II-VI, Inc. (a)	172,074
1,850	Polypore International, Inc. (a)	65,398
2,470	Roper Industries, Inc.	271,428
		508,900
Infrastructure - 3.0%
4,930	Jacobs Engineering Group, Inc. (a)	199,320

Insurance - 3.2%
465	Markel Corp. (a)	213,198

Machinery - 4.6%
5,340	3D Systems Corp. (a)	175,419
2,205	Gardner Denver, Inc.	133,204
		308,623
Medical Products - 10.5%
3,260	IDEXX Laboratories, Inc. (a)	323,881
2,650	Illumina, Inc. (a)	127,730
6,360	ResMed, Inc.	257,389
		709,000
Software - 15.6%
5,370	ANSYS, Inc. (a)	394,158
2,375	Concur Technologies, Inc. (a)	175,109
1,630	CoStar Group, Inc. (a)	132,910
4,597	DealerTrack Holdings, Inc. (a)	128,026
4,840	RealPage, Inc. (a)	109,384
2,535	Tyler Technologies, Inc. (a)	111,591
		1,051,178
Wireless Telecommunication Services - 2.7%
2,510	American Tower Corp. REIT	179,189

Total Common Stock (Cost $5,810,588)	6,540,834
Total Investments – 97.0% (Cost $5,810,588)*	$6,540,834
Other Assets & Liabilities, Net – 3.0%	200,259
Net Assets – 100.0%	$6,741,093

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$847,379
Gross Unrealized Depreciation	(117,133)
Net Unrealized Appreciation	$730,246

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$6,540,834
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$6,540,834

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

DF DENT PREMIER GROWTH FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 99.8%
Agriculture - 2.3%
80,300	Potash Corp. of Saskatchewan, Inc.	$3,486,626

Biotechnology - 2.2%
44,000	Celgene Corp. (a)	3,361,600

Business Services - 10.7%
60,700	Ecolab, Inc.	3,933,967
130,200	Expeditors International of Washington, Inc.	4,734,072
150,000	Healthcare Services Group, Inc.	3,430,500
40,000	NIC, Inc.	592,000
37,000	Stericycle, Inc. (a)	3,349,240
		16,039,779
Communications Equipment - 0.9%
79,000	ADTRAN, Inc.	1,365,120

Distribution and Industrial Supplies - 10.4%
240,600	Fastenal Co.	10,343,394
286,000	LKQ Corp. (a)	5,291,000
		15,634,394
Educational Services - 2.3%
52,800	American Public Education, Inc. (a)	1,923,504
290,000	National American University Holdings, Inc.	1,450,000
		3,373,504
Electronics - 3.0%
94,000	Trimble Navigation, Ltd. (a)	4,480,040

Energy Equipment and Services - 6.3%
40,000	Core Laboratories NV	4,859,200
62,600	Schlumberger, Ltd.	4,527,858
		9,387,058
Energy Sources - 5.0%
26,000	Apache Corp.	2,248,220
22,500	Concho Resources, Inc. (a)	2,131,875
31,300	Range Resources Corp.	2,186,931
25,000	Southwestern Energy Co. (a)	869,500
		7,436,526
Financial Services - 11.5%
130,000	SEI Investments Co.	2,788,500
125,000	T. Rowe Price Group, Inc.	7,912,500
48,900	Visa, Inc., Class A	6,566,292
		17,267,292

Industrial Applications - 6.7%
140,000	II-VI, Inc. (a)	2,662,800
67,000	Roper Industries, Inc.	7,362,630
		10,025,430
Infrastructure - 2.5%
93,000	Jacobs Engineering Group, Inc. (a)	3,759,990

Insurance - 2.5%
8,000	Markel Corp. (a)	3,667,920

Machinery - 4.2%
105,000	3D Systems Corp. (a)	3,449,250
48,000	Gardner Denver, Inc.	2,899,680
		6,348,930
Medical Products - 8.5%
69,000	IDEXX Laboratories, Inc. (a)	6,855,150
144,000	ResMed, Inc.	5,827,680
		12,682,830
Pharmaceuticals - 1.0%
34,300	Teva Pharmaceutical Industries, Ltd., ADR	1,420,363

Software - 10.4%
138,000	ANSYS, Inc. (a)	10,129,200
32,300	Concur Technologies, Inc. (a)	2,381,479
111,500	DealerTrack Holdings, Inc. (a)	3,105,275
		15,615,954
Wireless Telecommunication Services - 9.4%
48,900	American Tower Corp. REIT	3,490,971
170,000	QUALCOMM, Inc.	10,623,300
		14,114,271
Total Common Stock (Cost $108,194,766)	149,467,627
Total Investments – 99.8% (Cost $108,194,766)*	$ 149,467,627
Other Assets & Liabilities, Net – 0.2%	240,087
Net Assets – 100.0%	$ 149,707,714

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$46,415,153
Gross Unrealized Depreciation	(5,142,292)
Net Unrealized Appreciation	$41,272,861

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$149,467,627
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$149,467,627

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN LARGE CAP CORE FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 98.7%
Consumer Discretionary - 12.7%
19,525	Comcast Corp., Class A	$698,409
19,081	Foot Locker, Inc.	677,376
17,924	GNC Holdings, Inc., Class A	698,498
8,662	Ross Stores, Inc.	559,565
10,903	The Home Depot, Inc.	658,214
11,695	The Walt Disney Co.	611,415
		3,903,477
Consumer Staples - 8.4%
15,163	CVS Caremark Corp.	734,192
11,410	Herbalife, Ltd.	540,834
15,875	Spectrum Brands Holdings, Inc. (a)	635,159
9,048	Wal-Mart Stores, Inc.	667,742
		2,577,927
Energy - 11.0%
5,141	Chevron Corp.	599,235
10,163	ConocoPhillips	581,120
31,059	Denbury Resources, Inc. (a)	501,914
6,134	Exxon Mobil Corp.	560,954
17,177	Halliburton Co.	578,693
6,834	National Oilwell Varco, Inc.	547,472
		3,369,388
Financials - 14.2%
8,596	ACE, Ltd.	649,858
41,191	Fifth Third Bancorp	638,872
15,863	JPMorgan Chase & Co.	642,134
18,863	MetLife, Inc.	650,019
13,901	Raymond James Financial, Inc.	509,472
21,695	SunTrust Banks, Inc.	613,318
19,055	U.S. Bancorp	653,586
		4,357,259
Health Care - 12.9%
9,085	Abbott Laboratories	622,868
7,833	Amgen, Inc.	660,478
15,552	Bristol-Myers Squibb Co.	524,880
7,893	Celgene Corp. (a)	603,025
6,338	Johnson & Johnson	436,752
6,002	McKesson Corp.	516,352
10,719	UnitedHealth Group, Inc.	593,940
		3,958,295
Industrials - 11.3%
16,080	Chicago Bridge & Iron Co. NV	612,487
6,684	FedEx Corp.	565,600
28,550	General Electric Co.	648,371
13,365	Lincoln Electric Holdings, Inc.	521,903
27,515	Terex Corp. (a)	621,289
8,617	WABCO Holdings, Inc. (a)	496,942
		3,466,592

Materials - 2.0%
10,085	WR Grace & Co. (a)	595,822

Technology - 22.2%
4,975	Alliance Data Systems Corp. (a)	706,201
1,104	Apple, Inc.	736,655
52,260	Cadence Design Systems, Inc. (a)	672,325
32,390	Cisco Systems, Inc.	618,325
21,994	EMC Corp. (a)	599,776
12,868	IAC/InterActiveCorp.	669,908
2,972	IBM Corp.	616,542
23,042	Intel Corp.	522,593
17,710	Microsoft Corp.	527,404
18,931	Oracle Corp.	596,137
8,839	QUALCOMM, Inc.	552,349
		6,818,215
Telecommunications - 2.2%
14,788	Verizon Communications, Inc.	673,889

Utilities - 1.8%
8,450	Duke Energy Corp.	547,560

Total Common Stock (Cost $23,347,963)	30,268,424
Total Investments - 98.7% (Cost $23,347,963)*	$30,268,424
Other Assets & Liabilities, Net – 1.3%	400,758
Net Assets – 100.0%	$30,669,182

(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$7,353,940
Gross Unrealized Depreciation	(433,479)
Net Unrealized Appreciation	$6,920,461

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$30,268,424
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$30,268,424

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

GOLDEN SMALL CAP CORE FUND SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2012 (Unaudited)

Shares	Security Description	Value

Common Stock - 97.9%
Consumer Discretionary - 12.1%
9,127	Big Lots, Inc. (a)	$269,977
6,717	Coinstar, Inc. (a)	302,130
7,940	Core-Mark Holding Co., Inc.	381,993
33,465	Leapfrog Enterprises, Inc. (a)	301,854
35,769	Service Corp. International	481,451
17,719	Standard Motor Products, Inc.	326,384
15,897	The Finish Line, Inc., Class A	361,498
6,910	Tupperware Brands Corp.	370,307
		2,795,594
Consumer Staples - 3.2%
9,822	Spectrum Brands Holdings, Inc. (a)	392,978
9,680	Susser Holdings Corp. (a)	350,126
		743,104
Energy - 8.9%
20,395	C&J Energy Services, Inc. (a)	405,861
16,574	Cloud Peak Energy, Inc. (a)	299,989
15,384	CVR Energy, Inc. (a)	565,362
12,635	Stone Energy Corp. (a)	317,391
18,355	Western Refining, Inc.	480,534
		2,069,137
Financials - 20.2%
11,649	American Financial Group, Inc.	441,497
52,055	CapitalSource, Inc.	394,577
12,158	FBL Financial Group, Inc., Class A	403,645
24,151	Interactive Brokers Group, Inc., Class A	338,597
24,500	Manning & Napier, Inc.	298,655
34,072	Meadowbrook Insurance Group, Inc.	262,014
19,524	Ocwen Financial Corp. (a)	535,153
17,430	Omega Healthcare Investors, Inc. REIT	396,184
8,750	Post Properties, Inc. REIT	419,650
5,364	ProAssurance Corp.	485,120
7,066	StanCorp Financial Group, Inc.	220,742
6,834	World Acceptance Corp. (a)	460,953
		4,656,787
Health Care - 13.3%
12,410	Amsurg Corp. (a)	352,196
5,399	Chemed Corp.	374,097
9,635	Cyberonics, Inc. (a)	505,067
15,000	Healthsouth Corp. (a)	360,900
4,768	Mednax, Inc. (a)	354,977
54,285	PDL BioPharma, Inc.	417,451
38,595	Select Medical Holdings Corp. (a)	433,422
23,671	Spectrum Pharmaceuticals, Inc. (a)	276,951
		3,075,061

Industrials - 17.7%
3,614	Amerco, Inc.	384,385
15,898	Deluxe Corp.	485,843
11,548	EMCOR Group, Inc.	329,580
13,895	EnerSys (a)	490,355
15,632	Old Dominion Freight Line, Inc. (a)	471,461
26,306	Primoris Services Corp.	343,293
7,395	Robbins & Myers, Inc.	440,742
18,005	Saia, Inc. (a)	362,621
70,813	Taser International, Inc. (a)	427,002
5,320	UniFirst Corp.	355,323
		4,090,605
Materials - 6.8%
12,468	Buckeye Technologies, Inc.	399,724
24,035	Chemtura Corp. (a)	413,883
14,020	Coeur d'Alene Mines Corp. (a)	404,197
10,550	Schweitzer-Mauduit International, Inc.	348,044
		1,565,848
Technology - 14.1%
25,696	Advanced Energy Industries, Inc. (a)	316,575
72,450	Brocade Communications Systems, Inc. (a)	428,542
5,694	CACI International, Inc., Class A (a)	294,892
11,704	Cirrus Logic, Inc. (a)	449,316
31,800	Demand Media, Inc. (a)	345,666
9,390	Diebold, Inc.	316,537
11,101	j2 Global, Inc.	364,335
17,245	QLogic Corp. (a)	196,938
27,381	Sanmina-SCI Corp. (a)	232,465
40,445	Sierra Wireless, Inc. (a)	314,662
		3,259,928
Utilities - 1.6%
13,725	Portland General Electric Co.	371,124

Total Common Stock (Cost $19,271,078)		22,627,188
Total Investments - 97.9% (Cost $19,271,078)*		$22,627,188
Other Assets & Liabilities, Net – 2.1%		474,286
Net Assets – 100.0%		$23,101,474

REIT	Real Estate Investment Trust
(a)	Non-income producing security.

*	Cost for federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of:

Gross Unrealized Appreciation	$4,203,815
Gross Unrealized Depreciation	(847,705)
Net Unrealized Appreciation	$3,356,110

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$22,627,188
Level 2 - Other Significant Observable Inputs	-
Level 3 - Significant Unobservable Inputs	-
Total	$22,627,188

The Level 1 inputs displayed in this table are Common Stock. Refer to the Schedule of Investments for a further breakout of each security by type.

There were no transfers between Level 1 and Level 2 for the period ended September 30, 2012.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

Item 2.  Controls and Procedures.
(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	October 30, 2012

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	October 30, 2012